Financial instruments and risk management - Commodity price sensitivity and hedging (Details) - Palladium	Dec. 31, 2022 $ / oz oz	Mar. 24, 2021 $ / oz oz	Jan. 17, 2020 $ / oz oz
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz		140,000	240,000
Commodity price risk | Between one and two years
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz	30,000
Minimum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce)		1,800	1,500
Minimum | Commodity price risk | Between one and two years
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce)	1,800
Maximum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce)		3,300	3,400
Maximum | Commodity price risk | Between one and two years
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce)	3,300